Operating Leases and Obligations Related to Finance Leases - Finance Leases (Details) $ in Thousands	Jun. 30, 2021 USD ($) valuator	May 17, 2021 vessel	Dec. 31, 2020 USD ($)	Jun. 30, 2020 vessel
Finance Leased Assets [Line Items]
Finance Lease, Liability	$ 292,757		$ 360,043
Current obligations related to finance leases (note 7)	139,965		78,476
Long-term obligations related to finance leases (note 7)	$ 152,792		$ 281,567
Number of Third Party Valuators | valuator	1
Suezmax Tankers [Member]
Finance Leased Assets [Line Items]
Number Of Vessels | vessel		2		3